Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events

25) Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through April 17, 2026, the date at which the audited consolidated financial statements were issued, and determined that there are no other items to disclose, except as follows:

On January 7, 2026, the Partnership declared a quarterly cash distribution of $0.026 per common unit with respect to the quarter ended December 31, 2025, which was paid on February 5, 2026, to all common unitholders of record on January 26, 2026. On the same day, the Partnership declared a quarterly cash distribution to holders of Series A Preferred Units with respect to the quarter ended December 31, 2025 in an aggregate amount of $1.7 million;

On October 31, 2025, the Partnership received an unsolicited non-binding proposal from Knutsen NYK Offshore Tankers AS (“Knutsen NYK” or “KNOT”), pursuant to which KNOT proposed to acquire through a wholly-owned subsidiary all publicly held common units of the Partnership in exchange for $10 in cash per unit (the “KNOT Offer”). The Conflicts Committee of the Partnership’s Board, which is comprised of only non-KNOT-affiliated directors, retained Evercore Group L.L.C., Richards, Layton & Finger, P.A. and IGB Group as independent advisors to assist it in evaluating the KNOT Offer. The Conflicts Committee and its independent advisors reviewed the KNOT Offer carefully and held a series of discussions with KNOT regarding the potential transaction since receiving the proposal. Following such discussions, on March 19, 2026, the parties announced that they were not able to reach an agreement and have therefore terminated discussions regarding the KNOT Offer;

Prospectively from January 1, 2026, the Partnership changed the useful life estimate of each of the vessels in its fleet from 23 years to 20 years due to prevailing longer term market trends. This change will increase the non-cash accounting depreciation charge in all future quarters, beginning in the first quarter of 2026. However, this change does not prevent vessels from being utilized beyond 20 years, should a market opportunity arise;

On January 5, 2026, we exercised our option to continue the time charter of the Hilda Knutsen with Shell through to March 2027;

In early January 2026, the Tuva Knutsen commenced a scheduled drydocking, following completion of a conventional cargo voyage which utilized her voyage to Europe. This drydocking completed in early March 2026;

In mid-February 2026, the Bodil Knutsen commenced a scheduled drydocking, following completion of a conventional cargo voyage which utilized her voyage to the yard. This drydocking completed in late March 2026;

On February 16, 2026, the Tordis Knutsen experienced a breakdown of its diesel generator, which has required the vessel to go off-hire until repairs are completed, which is expected to be in May 2026. Under its loss of hire insurance policies, the Partnership anticipates being compensated by insurance for the extent to which, as a consequence of this breakage, the Tordis Knutsen’s earnings fall short of a contractual hire rate, commencing 14 days after the date of the breakage. The Partnership also anticipates that the repair cost will be covered by insurance, in excess of a deductible of $150,000;

In March 2026, the final insurance claim payment in the amount of $1.8 million was received in respect of loss of hire for the Windsor Knutsen, which had arisen from required thruster repairs carried out over March – May 2025;

On March 20, 2026, TotalEnergies exercised their option to extend their time charter on the Anna Knutsen for one year, until May 2027;

On April 7, 2026, the Partnership declared a quarterly cash distribution of $0.05 per common unit with respect to the quarter ended March 31, 2026, which is due to be paid on May 14, 2026, to all common unitholders of record on April 27, 2026. On the same day, the Partnership declared a quarterly cash distribution to holders of Series A Preferred Units with respect to the quarter ended March 31, 2026, in an aggregate amount of $1.7 million; and

In mid-April 2026, the Fortaleza Knutsen is scheduled to commence a drydocking in Europe, following redelivery in Europe from Transpetro. Following completion of this drydocking, the Fortaleza Knutsen will commence operation on a time charter to KNOT, with expected operations in the North Sea.